AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                    AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                             ("Separate Accounts")

                                 Supplement to:

                 Corporate Benefit VUL, Overture Applause!(R),
        Overture Applause! II, Overture Bravo!(R), Overture Encore! and
                           Overture Annuity III-Plus
                         Prospectuses Dated May 1, 2007

                      Overture Ovation! and Protector hVUL
                         Prospectuses Dated May 1, 2008

                   Overture Annuity II, Overture Annuity III,
                     Overture Accent! and Overture Acclaim!
                      Prospectuses Dated September 1, 2009

                           Excel Performance VUL and
                                Overture Medley(R)
                         Prospectuses Dated May 1, 2010

                       Supplement Dated September 3, 2010


Effective June 30, 2010, Global Thematic Partners, LLC became the Subadviser for the DWS Global Thematic VIP Portfolio. The portfolio objectives chart in your prospectus is updated for this information.


Please see the DWS Global Thematic VIP Portfolio prospectus, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
      If you do not have a current prospectus, please contact Ameritas at
                                1-800-745-1112.